Note 8 - Notes Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Interest Expense, Debt, Total	$ 300,000	$ 260,000
Notes Payable, Fair Value Disclosure	470,000
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Debt Instrument, Face Amount	$ 600,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Debt Instrument, Periodic Payment, Total	$ 12,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	20,000.00
Interest Expense, Debt, Total	$ 30,000.00	$ 30,000.00